Goodwill (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 29, 2024 CAD ($)	May 31, 2024 CAD ($)	Aug. 31, 2023 CAD ($)	May 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Post tax discount rate				28.00%
Long term growth rate				2.00%
2024
Disclosure of detailed information about business combination [line items]
Annual capital expenditure				$ 56,500
Expected earning sbefore interest, taxes, Depreciation and amortization percentage				12.70%
2025
Disclosure of detailed information about business combination [line items]
Annual capital expenditure				$ 126,000
Expected earning sbefore interest, taxes, Depreciation and amortization percentage				15.80%
2026
Disclosure of detailed information about business combination [line items]
Annual capital expenditure				$ 346,800
Expected earning sbefore interest, taxes, Depreciation and amortization percentage				19.30%
2027
Disclosure of detailed information about business combination [line items]
Annual capital expenditure				$ 594,259
Expected earning sbefore interest, taxes, Depreciation and amortization percentage				19.90%
2028
Disclosure of detailed information about business combination [line items]
Annual capital expenditure				$ 229,820
Expected earning sbefore interest, taxes, Depreciation and amortization percentage				20.70%
2029
Disclosure of detailed information about business combination [line items]
Annual capital expenditure				$ 234,310
Expected earning sbefore interest, taxes, Depreciation and amortization percentage				21.50%
Thereafter
Disclosure of detailed information about business combination [line items]
Annual capital expenditure				$ 238,876
Expected earning sbefore interest, taxes, Depreciation and amortization percentage				21.50%
Boat rental operation CGU
Disclosure of detailed information about business combination [line items]
Goodwill	$ 5,431,975		$ 9,714,558
Goodwill impairment loss		$ 4,274,000
Expected annual capital expenditure				20.00%